Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation and are summarized as follows:

	December 31
	2013	2012
	(Millions of yen)
Land	¥282,484	¥272,233
Buildings	1,570,024	1,447,838
Machinery and equipment	1,736,107	1,586,827
Construction in progress	73,645	112,919

	3,662,260	3,419,817
Less accumulated depreciation	(2,383,530)	(2,159,453)

	¥1,278,730	¥1,260,364